Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	¥ 9,975,895	¥ 8,669,931	¥ 3,436,716
Property, plant and equipment with net book value	182,630,671	197,341,915		$ 25,983,194
Collateral Pledged [Member]
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment with net book value	¥ 176,739,153	¥ 188,432,414